Pay vs Performance Disclosure - USD ($)	2 Months Ended	4 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Apr. 19, 2023	Nov. 01, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
We are providing the following information about the relationship between executive compensation actually paid (CAP) and certain financial performance of the Company as required by SEC rules.
Pay Versus Performance Table

Year(1)	Summary Compensation Table Total for Dr. Magrath ($)(1)(2)	Compensation Actually Paid to Dr. Magrath ($)(1)(3)	Summary Compensation Table Total for Ms. Sooch ($)(1)(2)	Compensation Actually Paid to Ms. Sooch ($)(1)(3)	Summary Compensation Table Total for Mr. Rodgers ($)(1)(2)	Compensation Actually Paid to Mr. Rodgers ($)(1)(3)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(4)	Average Compensation Actually Paid to Non-PEO NEOs ($)(5)	Total Shareholder Return ($)	Net Income (loss) ($) (in millions)
2025	1,493,383	2,474,106	—	—	—	—	741,628	884,708	56.94	(49.49)
2024	889,238	(822,026)	—	—	—	—	1,293,112	845,373	33.71	(57.53)
2023	2,667,353	256,895	2,811,138	765,812	899,076	309,345	894,067	327,337	85.27	(10.0)

(1)
Dr. McGrath served as principal executive officer beginning on November 1, 2023 and through the entirety of 2024 and 2025. Ms. Sooch served as principal executive officer from January 1, 2023 until April 19, 2023. Mr. Rodgers served as principal executive officer from April 19, 2023 to November 1, 2023.

(2)	Reflects the amount reported in the “Total” column of the Summary Compensation Table for the applicable principal executive officer each corresponding year.
(3)
Amounts reported reflect CAP for the applicable principal executive officer, as computed in accordance with Item 402(v) of Regulation S-K, for each corresponding year, which amounts do not reflect the actual amount of compensation earned by or paid to such principal executive officer during the applicable year. The adjustments below were made to each principal executive officer’s total compensation for each year to determine the CAP for such fiscal year in accordance with the requirements of Item 402(v) of Regulation S-K.

Year	Reported Summary Compensation Table Total for Dr. Magrath ($)	Less	Reported Value of Equity Awards ($)(a)	Plus	Equity Award Adjustments ($)(b)	Equals	CAP for Dr. Magrath ($)
2025	1,493,383	-	519,593	+	1,500,316	=	2,474,106
2024	889,238	-	0	+	(1,711,264)	=	(822,026)
2023	2,667,353	-	2,521,447	+	110,989	=	256,895

Year	Reported Summary Compensation Table Total for Ms. Sooch ($)	Less	Reported Value of Equity Awards ($)(a)	Plus	Equity Award Adjustments ($)(b)	Equals	CAP for Ms. Sooch ($)
2023	2,811,138	-	1,444,682	+	(600,644)	=	765,812

Year	Reported Summary Compensation Table Total for Mr. Rodgers ($)	Less	Reported Value of Equity Awards ($)(a)	Plus	Equity Award Adjustments ($)(b)	Equals	CAP for Mr. Rodgers ($)
2023	899,076	-	419,450	+	(170,281)	=	309,345

(a)	Amounts reflect the grant date fair value of equity awards as reported in the “Option Awards” and “Stock Awards” columns in the Summary Compensation Table for the applicable year.
(b)
The equity award adjustments were calculated in accordance with Item 402(v) of Regulation S-K and include, to the extent applicable: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value, (iv) the fair value as of the vesting date of any awards that were granted and vested in the same fiscal year; and (v) the excess fair value, if any, of modified option awards or stock awards over the fair value of the original awards as of the modification and which is not otherwise reflected in the foregoing adjustments. For 2023, reflects the incremental fair value associated with the modification of Ms. Sooch’s outstanding option awards to extend the post-termination exercise period. The amounts deducted or added in calculating the equity award adjustments for Dr. Magrath are as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year and Outstanding and Unvested at Year End ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Change in Fair Value to the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year ($)	Total Equity Award Adjustments ($)
2025	1,181,573	230,602	88,141	1,500,316
2024	—	(1,237,875)	(473,389)	(1,711,264)
2023	110,989	—	—	110,989

The amounts deducted or added in calculating the equity award adjustments for Ms. Sooch are as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year and Outstanding and Unvested at Year End ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Change in Fair Value to the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in Fiscal Year ($)	Change in Fair Value to Reflect Excess Fair Value Resulting From Modifications to Stock Option Awards ($)	Total Equity Award Adjustments ($)
2023	—	—	(1,016,860)	(1,994)	418,210	(600,644)

The amounts deducted or added in calculating the equity award adjustments for Mr. Rodgers are as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year and Outstanding and Unvested at Year End ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Change in Fair Value to the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year ($)	Total Equity Award Adjustments ($)
2023	(163,600)	—	(6,681)	(170,281)

(4)
Reflects the average amount reported in the “Total” column of the Summary Compensation Table for our other named executive officers as a group (excluding the principle executive officers) for each corresponding year. The other named executive officers included for purposes of calculating the average amounts were Mr. Bernhard Hoffmann, Ms. Amy Rabourn and Mr. Ronil Patel for 2023, Mr. Nirav Jhaveri and Dr. Ashworth Jayagopal for 2024 and Dr. Ashworth Jayagopal and Mr. Joseph Schachle for 2025.

(5)
Amounts reported reflect CAP for the other named executive officers as a group, as computed in accordance with Item 402(v) of Regulation S-K, for each corresponding year, which amounts do not reflect an average of the actual amount of compensation earned by or paid to the other named executive officers as a group during the applicable year. The adjustments below were made to the average total compensation for the named executive officers as a group for each year to determine the CAP for such year in accordance with the requirements of Item 402(v) of Regulation S-K.

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Less	Average Reported Value of Equity Awards ($)	Plus	Average Equity Award Adjustments ($)(a)	Equals	Average CAP for Non-PEO NEOs ($)
2025	741,628	-	82,488	+	225,568	=	884,708
2024	1,293,112	-	747,327	+	299,588	=	845,373
2023	894,067	-	466,231	+	(100,499)	=	327,337

(a)
See note (b) to footnote (3) above for an explanation of the equity award adjustments made in accordance with Item 402(v) of Regulation S-K. The amounts deducted or added in calculating the total average equity award adjustments for the other named executive officers as a group are as follows:

Year	Average Year End Fair Value of Equity Awards Granted in the Year and Outstanding and Unvested at Year End ($)	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Average Change in Fair Value to the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year ($)	Total Average Equity Award Adjustments ($)
2025	187,581	56,128	(18,141)	225,568
2024	299,588	—	—	299,588
2023	(84,967)	(17,251)	1,719	(100,499)

Named Executive Officers, Footnote
(1)
Dr. McGrath served as principal executive officer beginning on November 1, 2023 and through the entirety of 2024 and 2025. Ms. Sooch served as principal executive officer from January 1, 2023 until April 19, 2023. Mr. Rodgers served as principal executive officer from April 19, 2023 to November 1, 2023.

(4)
Reflects the average amount reported in the “Total” column of the Summary Compensation Table for our other named executive officers as a group (excluding the principle executive officers) for each corresponding year. The other named executive officers included for purposes of calculating the average amounts were Mr. Bernhard Hoffmann, Ms. Amy Rabourn and Mr. Ronil Patel for 2023, Mr. Nirav Jhaveri and Dr. Ashworth Jayagopal for 2024 and Dr. Ashworth Jayagopal and Mr. Joseph Schachle for 2025.

Adjustment To PEO Compensation, Footnote
(3)
Amounts reported reflect CAP for the applicable principal executive officer, as computed in accordance with Item 402(v) of Regulation S-K, for each corresponding year, which amounts do not reflect the actual amount of compensation earned by or paid to such principal executive officer during the applicable year. The adjustments below were made to each principal executive officer’s total compensation for each year to determine the CAP for such fiscal year in accordance with the requirements of Item 402(v) of Regulation S-K.

Year	Reported Summary Compensation Table Total for Dr. Magrath ($)	Less	Reported Value of Equity Awards ($)(a)	Plus	Equity Award Adjustments ($)(b)	Equals	CAP for Dr. Magrath ($)
2025	1,493,383	-	519,593	+	1,500,316	=	2,474,106
2024	889,238	-	0	+	(1,711,264)	=	(822,026)
2023	2,667,353	-	2,521,447	+	110,989	=	256,895

Year	Reported Summary Compensation Table Total for Ms. Sooch ($)	Less	Reported Value of Equity Awards ($)(a)	Plus	Equity Award Adjustments ($)(b)	Equals	CAP for Ms. Sooch ($)
2023	2,811,138	-	1,444,682	+	(600,644)	=	765,812

Year	Reported Summary Compensation Table Total for Mr. Rodgers ($)	Less	Reported Value of Equity Awards ($)(a)	Plus	Equity Award Adjustments ($)(b)	Equals	CAP for Mr. Rodgers ($)
2023	899,076	-	419,450	+	(170,281)	=	309,345

(a)	Amounts reflect the grant date fair value of equity awards as reported in the “Option Awards” and “Stock Awards” columns in the Summary Compensation Table for the applicable year.
(b)
The equity award adjustments were calculated in accordance with Item 402(v) of Regulation S-K and include, to the extent applicable: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value, (iv) the fair value as of the vesting date of any awards that were granted and vested in the same fiscal year; and (v) the excess fair value, if any, of modified option awards or stock awards over the fair value of the original awards as of the modification and which is not otherwise reflected in the foregoing adjustments. For 2023, reflects the incremental fair value associated with the modification of Ms. Sooch’s outstanding option awards to extend the post-termination exercise period. The amounts deducted or added in calculating the equity award adjustments for Dr. Magrath are as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year and Outstanding and Unvested at Year End ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Change in Fair Value to the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year ($)	Total Equity Award Adjustments ($)
2025	1,181,573	230,602	88,141	1,500,316
2024	—	(1,237,875)	(473,389)	(1,711,264)
2023	110,989	—	—	110,989

The amounts deducted or added in calculating the equity award adjustments for Ms. Sooch are as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year and Outstanding and Unvested at Year End ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Change in Fair Value to the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in Fiscal Year ($)	Change in Fair Value to Reflect Excess Fair Value Resulting From Modifications to Stock Option Awards ($)	Total Equity Award Adjustments ($)
2023	—	—	(1,016,860)	(1,994)	418,210	(600,644)

The amounts deducted or added in calculating the equity award adjustments for Mr. Rodgers are as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year and Outstanding and Unvested at Year End ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Change in Fair Value to the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year ($)	Total Equity Award Adjustments ($)
2023	(163,600)	—	(6,681)	(170,281)

Non-PEO NEO Average Total Compensation Amount				$ 741,628	$ 1,293,112	$ 894,067
Non-PEO NEO Average Compensation Actually Paid Amount				$ 884,708	845,373	327,337
Adjustment to Non-PEO NEO Compensation Footnote
(5)
Amounts reported reflect CAP for the other named executive officers as a group, as computed in accordance with Item 402(v) of Regulation S-K, for each corresponding year, which amounts do not reflect an average of the actual amount of compensation earned by or paid to the other named executive officers as a group during the applicable year. The adjustments below were made to the average total compensation for the named executive officers as a group for each year to determine the CAP for such year in accordance with the requirements of Item 402(v) of Regulation S-K.

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Less	Average Reported Value of Equity Awards ($)	Plus	Average Equity Award Adjustments ($)(a)	Equals	Average CAP for Non-PEO NEOs ($)
2025	741,628	-	82,488	+	225,568	=	884,708
2024	1,293,112	-	747,327	+	299,588	=	845,373
2023	894,067	-	466,231	+	(100,499)	=	327,337

(a)
See note (b) to footnote (3) above for an explanation of the equity award adjustments made in accordance with Item 402(v) of Regulation S-K. The amounts deducted or added in calculating the total average equity award adjustments for the other named executive officers as a group are as follows:

Year	Average Year End Fair Value of Equity Awards Granted in the Year and Outstanding and Unvested at Year End ($)	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Average Change in Fair Value to the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year ($)	Total Average Equity Award Adjustments ($)
2025	187,581	56,128	(18,141)	225,568
2024	299,588	—	—	299,588
2023	(84,967)	(17,251)	1,719	(100,499)

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount				$ 56.94	33.71	85.27
Net Income (Loss)				$ (49,490,000)	$ (57,530,000)	(10,000,000)
PEO Name	Dr. McGrath	Ms. Sooch	Mr. Rodgers	Dr. McGrath	Dr. McGrath
Equity Awards Adjustments, Footnote
(b)
The equity award adjustments were calculated in accordance with Item 402(v) of Regulation S-K and include, to the extent applicable: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value, (iv) the fair value as of the vesting date of any awards that were granted and vested in the same fiscal year; and (v) the excess fair value, if any, of modified option awards or stock awards over the fair value of the original awards as of the modification and which is not otherwise reflected in the foregoing adjustments. For 2023, reflects the incremental fair value associated with the modification of Ms. Sooch’s outstanding option awards to extend the post-termination exercise period. The amounts deducted or added in calculating the equity award adjustments for Dr. Magrath are as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year and Outstanding and Unvested at Year End ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Change in Fair Value to the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year ($)	Total Equity Award Adjustments ($)
2025	1,181,573	230,602	88,141	1,500,316
2024	—	(1,237,875)	(473,389)	(1,711,264)
2023	110,989	—	—	110,989

The amounts deducted or added in calculating the equity award adjustments for Ms. Sooch are as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year and Outstanding and Unvested at Year End ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Change in Fair Value to the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in Fiscal Year ($)	Change in Fair Value to Reflect Excess Fair Value Resulting From Modifications to Stock Option Awards ($)	Total Equity Award Adjustments ($)
2023	—	—	(1,016,860)	(1,994)	418,210	(600,644)

The amounts deducted or added in calculating the equity award adjustments for Mr. Rodgers are as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year and Outstanding and Unvested at Year End ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Change in Fair Value to the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year ($)	Total Equity Award Adjustments ($)
2023	(163,600)	—	(6,681)	(170,281)

(a)
See note (b) to footnote (3) above for an explanation of the equity award adjustments made in accordance with Item 402(v) of Regulation S-K. The amounts deducted or added in calculating the total average equity award adjustments for the other named executive officers as a group are as follows:

Year	Average Year End Fair Value of Equity Awards Granted in the Year and Outstanding and Unvested at Year End ($)	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Average Change in Fair Value to the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year ($)	Total Average Equity Award Adjustments ($)
2025	187,581	56,128	(18,141)	225,568
2024	299,588	—	—	299,588
2023	(84,967)	(17,251)	1,719	(100,499)

Dr. George Magrath [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				$ 1,493,383	$ 889,238	2,667,353
PEO Actually Paid Compensation Amount				2,474,106	(822,026)	256,895
Ms. Mina Sooch [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				0	0	2,811,138
PEO Actually Paid Compensation Amount				0	0	765,812
Mr. Richard Rodgers [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				0	0	899,076
PEO Actually Paid Compensation Amount				0	0	309,345
PEO | Dr. George Magrath [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(519,593)	0	(2,521,447)
PEO | Dr. George Magrath [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				1,500,316	(1,711,264)	110,989
PEO | Dr. George Magrath [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				1,181,573	0	110,989
PEO | Dr. George Magrath [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				230,602	(1,237,875)	0
PEO | Dr. George Magrath [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				88,141	(473,389)	0
PEO | Ms. Mina Sooch [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(1,444,682)
PEO | Ms. Mina Sooch [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(600,644)
PEO | Ms. Mina Sooch [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0
PEO | Ms. Mina Sooch [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0
PEO | Ms. Mina Sooch [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(1,994)
PEO | Ms. Mina Sooch [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(1,016,860)
PEO | Ms. Mina Sooch [Member] | Change in Fair Value to Reflect Excess Fair Value Resulting from Modifications to Stock Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						418,210
PEO | Mr. Richard Rodgers [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(419,450)
PEO | Mr. Richard Rodgers [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(170,281)
PEO | Mr. Richard Rodgers [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(163,600)
PEO | Mr. Richard Rodgers [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0
PEO | Mr. Richard Rodgers [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(6,681)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(82,488)	(747,327)	(466,231)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				225,568	299,588	(100,499)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				187,581	299,588	(84,967)
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				56,128	0	(17,251)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				$ (18,141)	$ 0	$ 1,719